Supplemental cash flow information (Tables)	3 Months Ended
Mar. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Three months ended
	March 31,
(in thousands of U.S. dollars)	2015	2014
Supplemental disclosure of non-cash financing activities:
Non-cash capital contribution from conversion of debt	$—	$101,500